LEASES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Dec. 31, 2020
Bank guarantee | $	$ 105
U.S Subsidiary [Member]
Lease expires			August 2022
Canadian Subsidiary [Member]
Lease expires			June 2022
NIS [Member]
Lease expires	December 2021	December 2021
Bank guarantee | ₪		₪ 339